FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of assets measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		March 31,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$697,018,229	$696,957,196

Liabilities:
Warrant liability-Public Warrants	1	33,810,000	45,310,000
Warrant liability-Private Placement Warrants	3	26,702,000	32,548,000
Prosus Agreement liability	3	24,532,413	50,481,190
Conversion option liability	3	1,632,013	1,604,359

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2020	2019

Assets:
Cash and marketable securities held in Trust Account	1	$696,957,196	$695,295,418

Liabilities:
Warrant Liabilities–Public Warrants	1	45,310,000	32,660,000
Warrant Liabilities–Private Placement Warrants	3	32,548,000	23,700,000
Prosus subscription agreement liability	3	50,481,190	—
Conversion option liability	3	1,604,359	—

Schedule of fair value of warrant liabilities

	Private Placement	Public
	Warrants	Warrants	Warrant Liabilities
January 1, 2021	$32,548,000	$45,310,000	$77,858,000
Change in valuation inputs or other assumptions	(5,846,000)	(11,500,000)	(17,346,000)
Fair value as of March 31, 2021	26,702,000	33,810,000	60,512,000

	Private Placement	Public	Warrant Liabilities
Fair value as of April 11, 2019 (inception)	$—	$—	$—
Initial measurement on July 1, 2019	15,800,000	22,310,000	38,110,000
Change in valuation inputs or other assumptions	7,900,000	10,350,000	18,250,000
Fair value as of December 31, 2019	23,700,000	32,660,000	56,360,000
Change in valuation inputs and other assumptions	8,848,000	12,650,000	21,498,000
Fair value as of December 31, 2020	$32,548,000	$45,310,000	$77,858,000

Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of quantitative information regarding Level 3 fair value measurements inputs

*    The underlying warrant value equals the calculated fair value of the private placement warrants as of each date presented and determined based on the following significant inputs:

	At	As of March 31,
	issuance	2021
Exercise price	$11.50	$11.50
Stock price	$9.97	$10.00
Volatility	30.0%	25%
Probability of completing a Business Combination	85.0%	90%
Term	5.28	5.08
Risk-free rate	0.41%	0.94%
Dividend yield	0.0%	0.0%

Prosus Agreement Liability Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of quantitative information regarding Level 3 fair value measurements inputs

As of inception and March 31, 2021, the estimated fair value of Prosus Agreement Liability was determined based on the following significant inputs:

	At		As of March 31,
	inception		2021
Exercise price	$400.0	M	$500.0	M
Underlying value	$436.8	M	$524.5	M
Volatility	40.0%		N/A
Term	0.55		0.08
Risk-free rate	0.12%		0.08%
Dividend yield	0.00%		N/A

Black-Scholes Valuation | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of quantitative information regarding Level 3 fair value measurements inputs

As of issuance and March 31, 2021, the estimated fair value of Warrant Liability — Private Placement Warrants were determined using a Black-Scholes valuation and based on the following significant inputs:

	At	As of March 31,
	issuance	2021
Exercise price	$11.50	$11.50
Stock price	$9.68	$10.00
Volatility	16.5%	25%
Probability of completing a Business Combination	80.0%	90%
Term	5.33	5.08
Risk-free rate	1.86%	0.94%
Dividend yield	0.0%	0.0%

Black-Scholes Valuation | Conversion Option Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of quantitative information regarding Level 3 fair value measurements inputs

At inception and March 31, 2021, the estimated fair value of Conversion option liability was determined based on the following significant inputs:

	At		As of March 31,
	issuance		2021
Exercise price	$1.00		$1.00
Underlying warrant value	$1.92	*	$2.09	*
Volatility	125.0%		115.0%
Number of Class A Shares	1.5	M%	1.5	M%
Term	0.28		0.08
Risk-free rate	0.09%		0.01%
Dividend yield	0.0%		0.0%